Commitments and Contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 13,572
2020	$ 6,786
2021	20,486	20,486
2022	27,495	27,495
2023	15,222	15,222
2024	0	0
Thereafter	0	0
Total contractual obligations	$ 69,989	$ 76,775